Stockholders' Deficit (Details Narrative) - USD ($)								3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 27, 2018	Dec. 06, 2018	Nov. 28, 2018	Oct. 05, 2018	Aug. 29, 2018	Dec. 29, 2017	Mar. 02, 2017	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 02, 2018	Nov. 20, 2018	Sep. 21, 2018	Jan. 23, 2018	Apr. 20, 2017	Jun. 30, 2016	Jun. 16, 2015	Dec. 09, 2014
Common stock, shares authorized								4,000,000,000		4,000,000,000		4,000,000,000	4,000,000,000					100,000,000
Preferred stock, shares authorized								1,500,005		1,500,005		1,500,005	1,500,005					1,500,005
Preferred stock, par value								$ 0.01		$ 0.01		$ 0.01	$ 0.01					$ 0.01
Preferred stock voting rights description										Each holder of outstanding shares of Series B Preferred Stock is entitled to voting power equivalent to the number of votes equal to the total number of shares of common stock outstanding as of the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company and entitled to vote on all matters submitted or required to be submitted to a vote of the stockholders of the Company.		Each holder of outstanding shares of Series A Preferred Stock is entitled to voting power equivalent to two shares of Common stock for each share of Series A Preferred Stock held and entitled to vote on all matters, except election or removal of directors of the Company, submitted to a vote of the stockholders of the Company.
Debt conversion shares							16,667	63,842,216	129,142,548	27,000,000
Debt conversion price per share								$ 0.02	$ 0.01	$ 0.02
Debt conversion price per share, minimum								0.008	0.002	0.01
Debt conversion price per share, maximum								$ 0.04	$ 0.04	$ 0.04
Debt conversion amount							$ 50,000	$ 1,095,100	$ 1,413,317
Number of common stock for services												500,000
Share issued price per shares						$ 0.14	$ 3.00
Proceeds from issuance of common stock										$ 405,773
Proceeds receivable from the issuance of common stock										$ 168,787
Number of warrants outstanding												12,000
Number of shares granted										572,000
Stock option weighted average exercise price per share								$ 7.50		$ 7.50		$ 7.50	$ 7.50						$ 7.50
October 5, 2018 Equity Purchase Agreement [Member]
Adjustment for amortization										$ 19,136
Equity Purchase Agreement [Member]
Number of common shares reserved for future issuance				462,071,621
Share issued price per shares				$ 0.0001
Equity purchase agreement description				Upon filing and effectiveness of the Company's Registration Statement on Form S-1, which was declared effective by the SEC on October 30, 2018, and provided other closing conditions are met, from time to time over the term of the Purchase Agreement, the Company shall have the right, but not the obligation, to direct the Investor to purchase shares of the Company's common stock (the "Put Shares") in a maximum amount of $1,000,000, provided that the number of Put Shares shall not exceed 250% of the Average Daily Trading Volume (as defined in the Purchase Agreement). At any time and from time to time during the 3-year term of the Purchase Agreement (the "Commitment Period"), the Company may deliver a notice to Investor (the "Put Notice") and shall deliver the Put Shares to Investor via DWAC (as defined in the Purchase Agreement) within two trading days. The purchase price (the "Purchase Price") for the Put Shares shall equal 87.5% of the one lowest daily volume weighted average price on the Principal Market (as defined in the Purchase Agreement) (as reported by Bloomberg Finance L.P.) during the five trading days immediately following the date the Investor receives the Put Shares via DWAC associated with the applicable Put Notice (the "Valuation Period").
Equity ownership percentage				9.99%
Sales trading value				$ 5,000
Average trading percentage of common stock				5.00%
Consultant [Member]
Number of common stock for services	2,000,000
Share issued price per shares	$ 0.02
Adjustment for amortization	$ 39,000
Consulting expense										$ 13,144
Consultant [Member] | Beginning November 1, 2018 and Ending May 1, 2019 [Member]
Conversion of common stock		2,000,000
Board of Directors [Member]
Common stock, shares authorized															1,000,000
Share issued price per shares			$ 0.03
Number of common shares issued during period			1,000,000
Number of common shares issued during period, value			$ 30,000
Investor [Member] | October 5, 2018 Equity Purchase Agreement [Member]
Share issued price per shares				$ 0.08
Number of common shares issued during period				3,850,597
Deferred offing costs				$ 318,059
Legal fees				15,000
Lender [Member]
Number of common shares reserved for future issuance								806,210,142		806,210,142		165,657,321
Series A Preferred Stock [Member]
Preferred stock, shares authorized								500,000		500,000		500,000	500,000
Preferred stock, par value								$ 0.01		$ 0.01		$ 0.01	$ 0.01								$ 0.01
Preferred stock, shares designated																					500,000
Preferred stock, shares issued								500,000		500,000		500,000	500,000
Preferred stock, shares outstanding								500,000		500,000		500,000	500,000
Number of common stock for services
Series B Preferred Stock [Member]
Preferred stock, shares authorized								5		5		5	5
Preferred stock, par value								$ 0.01		$ 0.01		$ 0.01	$ 0.01							$ 0.01
Preferred stock, shares designated																				5
Preferred stock, shares issued								1		1		1	1
Preferred stock, shares outstanding								1		1		1	1
Number of common stock for services
Maximum [Member]
Common stock, shares authorized																4,000,000,000	400,000,000
Consulting expense						$ 71,250
Maximum [Member] | October 5, 2018 Equity Purchase Agreement [Member]
Proceeds from issuance of common stock				$ 10,000,000
Previously Authorized Shares [Member]
Common stock, shares authorized																400,000,000	100,000,000
Warrants [Member]
Number of warrants outstanding					12,000			29,517		29,517		149,517
Number of warrant expired shares														104,000
Warrants expiration term description										Expiration dates commencing May 2010 and continuing through November 2020
Weighted average exercise price per share								$ 9.53		$ 9.53
Warrants [Member] | AUD [Member]
Amount received from warrant					$ 39